      As filed with the United State Securities and Exchange Commission on
                                 August 28, 2009

                                             1933 Act Registration No. 002-57526
                                             1940 Act Registration No. 811-02699

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. __________                                  [ ]

     Post-Effective Amendment No. 73                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 69

                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                              John M. Zerr, Esquire
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                     (Name and Address of Agent for Service)

                                    Copy to:

Stephen R. Rimes, Esquire               E. Carolan Berkley, Esquire
Invesco Aim Advisors, Inc.              Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100            2600 One Commerce Square
Houston, Texas 77046-1173               Philadelphia, Pennsylvania 19103

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on October 5, 2009 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [(date)] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 73, Amendment No. 69 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, solely to designate October 5, 2009 as the new effective date for Post-Effective Amendment No. 71, Amendment No. 67 filed pursuant to Rule 485(a) under the Securities Act on June 25, 2009. This Post-Effective Amendment No. 73 neither amends nor supersedes any information contained in Post-Effective Amendment No. 71, Amendment No. 67.

Contents of Registration Statement

Prospectuses - AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund - incorporated by reference to Post-Effective Amendment No. 71, Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on June 25, 2009, Edgar Accession No. 0000950123-09-017350

Statement of Additional Information - AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund - incorporated by reference to Post-Effective Amendment No. 71, Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on June 25, 2009, Edgar Accession No. 0000950123-09-017350

Part C - incorporated by reference to Post-Effective Amendment No. 71, Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on June 25, 2009, Edgar Accession No. 0000950123-09-017350

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 71, Amendment No. 67 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 25, 2009 to October 5, 2009.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of August, 2009.

                                        REGISTRANT: AIM GROWTH SERIES


                                        By: /s/ Philip A. Taylor
                                            ------------------------------------
                                            Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              SIGNATURES                            TITLE                     DATE
              ----------                            -----                     ----


/s/ Philip A. Taylor                         Trustee & President        August 28, 2009
-------------------------------------   (Principal Executive Officer)
(Philip A. Taylor)


/s/ Bob R. Baker*                                  Trustee              August 28, 2009
-------------------------------------
(Bob R. Baker)


/s/ Frank S. Bayley*                               Trustee              August 28, 2009
-------------------------------------
(Frank S. Bayley)


/s/ James T. Bunch*                                Trustee              August 28, 2009
-------------------------------------
(James T. Bunch)


/s/ Bruce L. Crockett*                         Chair & Trustee           August 28, 2009
-------------------------------------
(Bruce L. Crockett)


/s/ Albert R. Dowden*                              Trustee              August 28, 2009
-------------------------------------
(Albert R. Dowden)


/s/ Martin L. Flanagan*                            Trustee              August 28, 2009
-------------------------------------
(Martin L. Flanagan)


/s/ Jack M. Fields*                                Trustee              August 28, 2009
-------------------------------------
(Jack M. Fields)


/s/ Carl Frischling*                               Trustee              August 28, 2009
-------------------------------------
(Carl Frischling)


/s/ Prema Mathai-Davis*                            Trustee              August 28, 2009
-------------------------------------
(Prema Mathai-Davis)



/s/ Lewis F. Pennock*                              Trustee              August 28, 2009
-------------------------------------
(Lewis F. Pennock)


/s/ Larry Soll*                                    Trustee              August 28, 2009
-------------------------------------
(Larry Soll)


/s/ Raymond Stickel, Jr.*                          Trustee              August 28, 2009
-------------------------------------
(Raymond Stickel, Jr.)


/s/ Sheri Morris                         Vice President & Treasurer     August 28, 2009
-------------------------------------     (Principal Financial and
(Sheri Morris)                               Accounting Officer)


*By /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 68 on April 28, 2008.